RECLAMATION PROVISION AND OTHER LIABILITIES (Details 3) (Executives Plan, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Executives Plan
Components of net pension benefits expense
Service cost - benefits earned during the year	$ 457,000	$ 650,000	$ 996,000
Interest cost on projected benefit obligation	431,000	489,000	663,000
Amortization of net transition asset	164,000	169,000	171,000
Prior service cost	25,000	26,000	26,000
Loss due to settlement		2,921,000
Recognized net actuarial loss	379,000	340,000	245,000
Net pension benefits expense	1,456,000	4,595,000	2,101,000
Accumulated benefit obligation	9,600,000	9,700,000
Reconciliation of the market value of plan assets:
Fair value of plan assets, beginning of year	2,373,000	2,952,000
Agnico Eagle's contribution	374,000	839,000
Benefit payments	(244,000)	(520,000)
Settlements		(961,000)
Effect of exchange rate changes	(157,000)	63,000
Fair value of plan assets, end of year	2,346,000	2,373,000	2,952,000
Reconciliation of projected benefit obligation:
Projected benefit obligation, beginning of year	10,818,000	14,370,000
Service cost	456,000	650,000
Interest cost	431,000	489,000
Net actuarial losses	573,000	675,000
Benefit payments	(244,000)	(520,000)
Settlements		(5,148,000)
Effect of exchange rate changes	(736,000)	302,000
Projected benefit obligation, end of year	11,298,000	10,818,000	14,370,000
Deficiency of plan assets compared with projected benefit obligation	(8,952,000)	(8,445,000)
Comprised of the following net amounts recognized in the consolidated balance sheets :
Accrued employee benefit liability	5,733,000	5,008,000
Accumulated other comprehensive loss
Transition obligation	159,000	341,000
Prior service cost	24,000	52,000
Net actuarial loss	3,036,000	3,044,000
Net liability	8,952,000	8,445,000
Assumptions:
Weighted average discount rate - net periodic pension cost (as a percent)	4.00%	4.45%
Weighted average discount rate - projected benefit obligation (as a percent)	4.90%	4.00%
Weighted average rate of compensation increase (as a percent)	3.00%	3.00%
Estimated average remaining service life for the plan	5 years	6 years
Components expected to be recognized in accumulated other comprehensive loss in 2014:
Transition obligation	159,000
Prior service cost	24,000
Net actuarial loss	476,000
Expected recognition in 2014 of amounts in accumulated other comprehensive income (loss)	659,000
Estimated future benefit payments from the plan
2014	109,000
2015	107,000
2016	105,000
2017	103,000
2018	102,000
2019 - 2023	$ 5,295,000